Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

July 2, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware VIP Trust (the “Registrant”)
File Nos. 811-05162; 033-14363

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 85 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new Service class of shares to the Registrant’s Delaware VIP International Series (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information relating to the Registrant’s other series of shares or the Fund’s existing Standard class shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Earthen Johnson
Macquarie Investment Management
Bruce G. Leto
Jonathan M. Kopcsik